EQUITY IN NON-MARKETABLE SECURITIES OF AFFILIATED ENTITY	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Equity In Non-marketable Securities Of Affiliated Entity
EQUITY IN NON-MARKETABLE SECURITIES OF AFFILIATED ENTITY

NOTE 6 – EQUITY IN NON-MARKETABLE SECURITIES OF AFFILIATED ENTITY

	January 31, 2025	October 31, 2024
Equity in non-marketable securities	$145,000	145,000
Reserve on carrying value of investment in non-marketable securities	$(145,000)	(145,000)
Equity in non-marketable securities	$-	-

As of January 31, 2025 and October 31, 2024, the Company invested $145,000 in the non-marketable equity securities of Exotropin (“Exotropin”), a privately-held skin-care formulator in an effort to accelerate the Company’s development of expertise with respect to the skincare industry and the potential supply of the Company’s products in future formulations. As of January 31, 2025 and October 31, 2024, the Company has recorded total reserves against the carrying value of its investment of Exotropin of $145,000, based on the limited financial history of Exotropin to date and the lack of any information to ascertain the fair value of Exotropin.

During November 2024, the Company received a capital call notice from Exotropin, in which the Company’s pro-rata share was $126,000 (“November Capital Call”). The Company has yet committed to participating in the November Capital Call. If the Company does not elect to participate, its interest in Exotropin would be reduced to approximately 5.6% based on all other members fully participating in the November Capital Call.

Sales Representative Agreement

During November 2023, the Company and Exotropin entered into a Sales Representative Agreement (“Sales Agreement”) in connection with the Company’s efforts to expand the use of its proprietary products for a variety of topical use applications. In connection with the Sales Agreement, the Company will receive commissions on the net sales value of Exotropin products that are sold to pre-approved retailers, wholesale distributors, private label customers and direct to consumer customers which were introduced to Exotropin by the Company of 10%, 5%, 10% and 15%, respectively.

In addition, under the terms of the Sales Agreement, the Company and Exotropin have co-developed a new product offering for the treatment of hair loss to be sold through physicians. This first collaborative topical product “ZEO HAIR GROW™ Powered By Exotropin™” was launched in November 2024 (“Collaboration”). Under the terms of the Collaboration, the Company will be responsible for the sales and marketing of the products and the parties will share equally in the net profits from the sales of the products after reimbursement of all direct cash costs incurred by either party in connection with the development, supply and sale of the products.

For the three months ended January 31, 2025 and 2024, $32,000 and $34,000, respectively, of commissions were earned under the Sales Agreement and are reflected in other income in the unaudited consolidated financial statements.

NOTE 6 – EQUITY IN NON-MARKETABLE SECURITIES OF AFFILIATED ENTITY

	October 31, 2024	October 31, 2023
Equity in non-marketable securities	$145,000	100,000
Reserve on carrying value of investment in non-marketable securities	$(145,000)	(100,000)
Equity in non-marketable securities	$-	-

During the year ended October 31, 2023, the Company invested $100,000 in cash (representing a 10% equity interest at the time of the investment) in the non-marketable equity securities of Exotropin LLC, a privately held skin-care formulator (“Exotropin”) in an effort to accelerate the Company’s development of expertise with respect to the skincare industry and the potential supply of the Company’s products in future topical formulations. The Company evaluated its ownership, contractual and other interests in this entity and determined the Company does not have a variable interest in this entity and therefore it is not required to be consolidated in the Company’s consolidated financial statements, as the Company is not the primary beneficiary and does not have the power to direct activities that most significantly impact the entities’ economic performance. The Company’s maximum loss exposure is limited to the carrying value of this investment.

At the time of the investment, both Greyt Ventures, LLC (“Greyt”), a principal shareholder of the Company and Skycrest Holdings, LLC, (“Skycrest”) a former principal shareholder of the Company, each owned a 20% interest in Exotropin. In addition, Mr. Robert Smoley, a consultant and advisor to the Company was also the Chief Operating Officer of Exotropin (until November 2024). The equity interests of the Company, Greyt and Skycrest in Exotropin were later reduced to 8.96%, 17.93% and 17.93%, respectively, as a result of additional sales of equity interests in Exotropin to outside parties. In addition, the Company’s CMO was granted an option to acquire up to 200,000 membership interests in Exotropin, of which 100,000 vested immediately and the remaining 100,000 will vest based on future sales of Exotropin attributed to the CMO. The option price is $20,000 for the 200,000 membership interests.

During the year ended October 31, 2024, pursuant to a capital call notice received from Exotropin, the Company invested an additional $45,000 in cash (representing its 8.96% equity interest at the time of the capital call).

As of October 31, 2024 and 2023, the Company has recorded total reserves against the carrying value of its investment of Exotropin of $145,000 and $100,000 respectively, based on the limited financial history of Exotropin to date to ascertain the fair value of Exotropin and the Company’s limited rights to control future dilution to the Company’s interests and the timing of available distributions, if any, of Exotropin. As such, at October 31, 2024 and 2023, the carrying value of the Company’s investments in equity securities without readily determinable fair values totaled $0.

During November 2024, the Company received a capital call notice from Exotropin, in which the Company’s pro-rata share was $126,000 (“November Capital Call”). The Company has yet committed to participating in the November Capital Call. If the Company does not elect to participate, its interest in Exotropin would be reduced to approximately 5.6% based on all other members fully participating in the November Capital Call.

Sales Representative Agreement

During November 2023, the Company and Exotropin entered into a Sales Representative Agreement (“Sales Agreement”) in connection with the Company’s efforts to expand the use of its proprietary products for a variety of topical use applications. In connection with the Sales Agreement, the Company will receive commissions on the net sales value of Exotropin products that are sold to pre-approved retailers, wholesale distributors, private label customers and direct to consumer customers which were introduced to Exotropin by the Company of 10%, 5%, 10% and 15%, respectively.

In addition, under the terms of the Sales Agreement, the Company and Exotropin also agreed to co-develop a new product offering for the treatment of hair loss to be sold through physicians (“Collaboration”). Under the terms of the Collaboration, the Company will be responsible for the sales and marketing of the products and the parties will share equally in the net profits from the sales of the products after reimbursement of all direct cash costs incurred by either party in connection with the development, supply and sale of the products. As of October 31, 2024, $87,000 of commissions were earned under the Sales Agreement (see Note 15).

Joint Supply Agreement

During September 2023, the Company and Exotropin entered into an agreement whereby Exotropin agreed to supply the Moisturizer that the Company is obligated to supply under the Amended Skincare Agreement. Pursuant to the Sales Agreement, the Company paid Exotropin $235,000 representing the amount of Initial Purchase Order associated with the Company’s arrangement with Exotropin to supply the Moisturizer (“Moisturizer Prepayment”). On August 12, 2024, in connection with the mutual agreement to terminate the Amended Skincare Agreement, the Company and Exotropin entered into a settlement and general release (“Release”) whereby the parties released each other from all outstanding duties and/or obligations owed by one party to the other party as set forth in the Release including but not limited to Exotropin’s obligation to supply any Moisturizer to the Company pursuant to the Amended Skincare Agreement and the Company’s obligation to make or place any additional orders to Exotropin for the Moisturizer. In connection with the Release, Exotropin retained the Moisturizer Prepayment made by the Company to Exotropin, and Exotropin was not obligated to deliver any of the Moisturizer to the Company, including portion of the Moisturizer to be provided in connection with the Moisturizer Prepayment (see Note 14).